Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of fair value on a recurring basis [Abstract]
Embedded Conversion Feature		$ 1
Warrant liability	$ 349,000	209
Derivative liability - September 30, 2017	350	210
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Schedule of fair value on a recurring basis [Abstract]
Embedded Conversion Feature
Warrant liability
Derivative liability - September 30, 2017
Significant Other Observable Inputs (Level 2) [Member]
Schedule of fair value on a recurring basis [Abstract]
Embedded Conversion Feature
Warrant liability
Derivative liability - September 30, 2017
Significant Unobservable Inputs (Level 3) [Member]
Schedule of fair value on a recurring basis [Abstract]
Embedded Conversion Feature		1
Warrant liability	349,000	209
Derivative liability - September 30, 2017	$ 349,000	$ 210